GOF-P17 08/25

FRANKLIN TEMPLETON ETF TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED AUGUST 8, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

1. Effective September 30, 2025, Chandra Seethamraju, PhD will step down as a member of the portfolio management team for each fund listed in Schedule A. All references to Mr. Seethamraju in each fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

2. Effective September 30, 2025, the Summary Prospectus, Prospectus and SAI of Franklin VolSmart Allocation VIP Fund is amended as follows:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the fund's Summary Prospectus and Prospectus:

Chris W. Floyd, CFA
Portfolio Manager of Advisers and portfolio manager of the U.S. smart beta strategy portion of the Fund since September 2025.

Brett E. Risser
Portfolio Manager of Advisers and portfolio manager of the U.S. smart beta strategy portion of the Fund since September 2025.

b. The following is added to the section titled “Fund Details – Management” in the fund’s Prospectus:

Chris W. Floyd, CFA Portfolio Manager of Advisers
Mr. Floyd has been a portfolio manager of the U.S. smart beta strategy of the Fund since September 2025. Mr. Floyd is a vice president and portfolio manager for Franklin Templeton Investment Solutions (“FTIS”). He joined Franklin Templeton in 2020.

Brett E. Risser Portfolio Manager of Advisers
Mr. Risser has been a portfolio manager of the U.S. smart beta strategy of the Fund since September 2025. Mr. Risser is a vice president and portfolio manager for Franklin Templeton Investment Solutions (“FTIS”). He joined Franklin Templeton in 2023. Prior to joining Franklin Templeton, Mr. Risser was a portfolio manager for Putnam Investment Management, LLC. (“Putnam Management”). He joined Putnam Management in 2003.

c. The following replaces the second to last sentence in the ninth paragraph in the section titled “Fund Details – Management” in the fund’s Prospectus:

Messrs. Chettiappan, Floyd and Risser have primary responsibilities for the U.S. smart beta strategy of the Fund and have equal authority over all aspects of the U.S. smart beta strategy of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities and portfolio risk assessment.

d. The following is added to the section titled “Management and Other Services – Portfolio managers” in the fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Chris W. Floyd*	Registered Investment Companies	15	8,218.2	None	None
	Other Pooled Investment Vehicles	15	3,174.1	None	None
	Other Accounts	9	1,953.0	1	525.5
Brett E. Risser*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of June 30, 2025.

e. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the fund’s SAI:

As of June 30, 2025, Chris W. Floyd and Brett E. Risser did not own any shares of Franklin VolSmart Allocation VIP Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN TEMPLETON ETF TRUST
Franklin Systematic Style Premia ETF	August 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin VolSmart Allocation VIP Fund	May 1, 2025

Please retain this supplement for future reference.